Consolidated statements of financial position - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	kr 53,790	kr 57,485
Property, plant and equipment	86,454	85,040
Right-of-use assets	134,994	127,998
Other Investments	26,907	32,333
Deposits	12,638	16,650
Corporate tax receivable	1,268	1,268
Deferred tax assets	13,525	8,370
Prepaid expenses	16,457	13,117
Total non-current assets	346,033	342,261
Current assets
Inventories	118,436	65,040
Trade receivables	73,025	46,484
Prepaid expenses	64,626	35,156
Corporate tax receivable	21,562	5,500
Other receivables	15,802	9,942
Marketable securities	299,042	297,345
Cash and cash equivalents (incl cash subject to liquidity covernant)	1,129,103	960,221
Total current assets	1,721,596	1,419,688
Total assets	2,067,629	1,761,949
Liabilities and equity
Share capital	43,634	39,800
Treasury shares	(71,890)	(1,700)
Share premium	4,250,306	3,472,487
Currency translation reserve	14,155	8,977
Retained losses	(3,308,402)	(2,290,253)
Shareholders' equity	927,803	1,229,311
Borrowings	647,906	0
Deferred revenue	14,551	44,587
Other liabilities	18,426	16,744
Lease liabilities	124,626	116,047
Non-current liabilities	805,509	177,378
Trade payables	64,558	70,384
Corporate tax payables	0	30,394
Lease liabilities	14,897	14,072
Deferred revenue	53,033	53,182
Rebate and product return liabilities	28,695	36,673
Other liabilities	173,134	150,555
Current liabilities	334,317	355,260
Total liabilities	1,139,826	532,638
Total shareholders' equity and liabilities	kr 2,067,629	kr 1,761,949